Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Schedule Deferred Revenue

Deferred revenue consists of the following:

	December 31,
	2015	2014
Nissan	$144,072	$681,758
NYSERDA	90,021	279,477
CEC	84,274	205,140
NV Energy Commission	17,626	32,626
PA Turnpike	64,747	—
Green Commuter	500,000	—
Other	132,563	36,331
Total deferred revenue	1,033,303	1,235,332
Deferred revenue, non-current portion	(109,180)	(275,370)
Current portion of deferred revenue	$924,123	$959,962

Schedule of Deferred Revenue Recognized

It is anticipated that deferred revenue as of December 31, 2015 will be recognized over the next four years as follows:

For the Year Ending December 31,	Revenue
2016	$924,123
2017	60,190
2018	35,398
2019	13,592
Total	$1,033,303